FIVE HIGHEST PAID EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2018
FIVE HIGHEST PAID EMPLOYEES [abstract]
Schedule of remuneration of five highest paid emloyees
	2016	2017	2018

Salaries, allowances and benefits in kind(1)	23	21	21
Performance-related bonuses	14	19	18
Pension scheme contributions	1	1	1
Amount paid/payable during the year	38	41	40

(1)	Salaries, allowances, and benefits in kind represent the gross amount (before applicable individual salary tax) paid/payable to individual employees.

Schedule of remuneration bands of five highest paid employees
	Number of employees
	2016	2017	2018

RMB5,500,001 - RMB6,000,000	1	-	-
RMB6,000,001 - RMB6,500,000	-	1	-
RMB6,500,001 - RMB7,000,000	-	-	2
RMB7,000,001 - RMB7,500,000	-	1	-
RMB7,500,001 - RMB8,000,000	3	-	1
RMB8,000,001 - RMB8,500,000	-	1	-
RMB8,500,001 - RMB9,000,000	-	-	1
RMB9,000,001 - RMB9,500,000	1	1	-
RMB10,000,001 - RMB10,500,000	-	1	-
RMB10,500,001 - RMB11,000,000	-	-	1
	5	5	5